CONTRIBUTED EQUITY, Issued Capital (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Issued capital [abstract]
257,244,759 (2023: 193,493,973) fully paid ordinary shares	$ 112,959,638	$ 58,764,248
Contributed Equity [Member]
Issued capital [abstract]
257,244,759 (2023: 193,493,973) fully paid ordinary shares	$ 112,959,638	$ 58,764,248	$ 29,782,268
Number of shares issued and fully paid ordinary shares (in shares)	257,244,759	193,493,973